Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
SiteOne Savings and Investment Plan
Fair Value Measurements
Schedule of Plan's Assets Fair Value Hierarchy

The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024.

Investments at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Investments subject to the fair value hierarchy:
Mutual funds	$146,862,761	$—	$—	$146,862,761
Company common stock	4,006,292	—	—	4,006,292
Money market fund	9,296,915	—	—	9,296,915
Self-directed brokerage accounts	11,343,120	—	—	11,343,120

Investments measured at net asset value as a practical expedient (a) (b)				419,392,453

Total investments, at fair value				$590,901,541

Investments at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Investments subject to the fair value hierarchy:
Mutual funds	$486,986,976	$—	$—	$486,986,976
Company common stock	4,191,157	—	—	4,191,157
Money market fund	7,871,605	—	—	7,871,605
Self-directed brokerage accounts	7,951,984	—	—	7,951,984

Investments measured at net asset value as a practical expedient (a)				1,607,943

Total investments, at fair value				$508,609,665
(a)

Certain investments that were measured at net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.

(b)

Effective with the Plan year, certain T. Rowe Price target date retirement mutual funds were replaced with T. Rowe Price Retirement Active Trusts. This resulted in a change in the classification of investments from mutual funds to collective investment trusts which are measured at net asset value.